Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Low Volatility Factor ETF	Nov. 29, 2022
Fidelity Low Volatility Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	23.78%
Past 5 years	16.97%
Since Inception	16.51%
Fidelity Low Volatility Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.41%
Past 5 years	16.52%
Since Inception	16.06%
Fidelity Low Volatility Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.29%
Past 5 years	13.63%
Since Inception	13.29%
IXZ6B
Average Annual Return:
Past 1 year	24.13%
Past 5 years	17.26%
Since Inception	16.81%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Past 5 years	18.43%
Since Inception	18.24%	[1]

[1]	A From September 12, 2016